Capital Management - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of capital Management [Abstract]
Earning per share	$ 0.78	$ 0.55
Dividends of preferred sharesper share	0.2320	0.2397
Dividends of Common shares per share	$ 0.1864	$ 0.0681
Average repayment term	10.80 years	9.14 years